EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income										$ (14,734)	$ 52,837	$ 42,997
Less: net income attributable to the pre-IPO period										0	0	24,112
Less: net income attributable to Summit Investments										9,258	9,253	1,271
Net (loss) income attributable to SMLP	$ (37,686)	$ 6,113	$ 4,036	$ 3,545	$ 16,345	$ 6,691	$ 8,068	$ 12,480		(23,992)	43,584	17,614
Less: net (loss) income attributable to general partner, including IDRs	689	1,204	801	431	490	134	161	250		3,125	1,035	352
Net (loss) income attributable to limited partners	$ (38,375)	$ 4,909	$ 3,235	$ 3,114	$ 15,855	$ 6,557	$ 7,907	$ 12,230		$ (27,117)	$ 42,549	17,262
(Loss) earnings per limited partner unit:
Antidilutive securities diluted excluded from the calculation of diluted loss per common unit									0	231,875	0
Common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners										$ (16,324)	$ 23,227	$ 8,632
Weighted-average units outstanding - basic										33,311,000	26,951,000	24,412,000
Less: effect of non-vested phantom units and non-vested restricted units (in units)										0	150,000	132,000
Weighted-average units outstanding – diluted										33,311,000	27,101,000	24,544,000
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (0.65)	$ 0.08	$ 0.05	$ 0.08	$ 0.30	$ 0.12	$ 0.16	$ 0.25		$ (0.49)	$ 0.86	$ 0.35
Diluted (in dollars per share)	(0.65)	0.08	0.05	0.08	0.29	0.12	0.16	0.25		$ (0.49)	$ 0.86	$ 0.35
Subordinated Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners										$ (10,793)	$ 19,322	$ 8,630
Weighted-average units outstanding - basic										24,410,000	24,410,000	24,410,000
Weighted-average units outstanding – diluted										24,410,000	24,410,000	24,410,000
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	(0.65)	0.08	0.05	0.02	0.30	0.12	0.16	0.25		$ (0.44)	$ 0.79	$ 0.35
Diluted (in dollars per share)	$ (0.65)	$ 0.08	$ 0.05	$ 0.02	$ 0.30	$ 0.12	$ 0.16	$ 0.25		$ (0.44)	$ 0.79	$ 0.35